Lynda Kay Chandler (858) 550-6014 kchandler@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

November 5, 2010

United States Securities and Exchange Commission

Division of Corporate Finance

Mail Stop 6010

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Jeffrey Riedler

Re:	Horizon Pharma, Inc.
Registration Statement on Form S-1 (File No. 333-168504)
Amendment No. 4

Dear Mr. Riedler:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client Horizon Pharma, Inc. (the “Company”), is Amendment No. 4 (“Amendment No. 4”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on August 3, 2010. The copy of Amendment No. 4 that is enclosed with the paper copy of this letter is marked to show changes from the Registration Statement as filed on October 8, 2010.

Amendment No. 4 is being filed in response to comments received from the staff of the Commission (the “Staff”) by letter dated October 20, 2010 with respect to the Registration Statement (the “Comment Letter”). The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of Amendment No. 4.

Staff Comments and Company Responses

Business, page 76

1.	Please expand your disclosure to include a description of the material terms of the sales contract with BASF filed as Exhibit 10.29 to your registration statement. Such description should include payment terms, material obligations and/or purchasing requirements and term and termination provisions.

Response: The Company acknowledges the Staff’s comment and has provided a description of the material terms of the sales contract with BASF on pages 92 and 93 of Amendment No. 4.

Our Product and Product Candidates, page 77

2.	In response to comment 4, you indicated that you have not initiated Phase I trials for TruNoc. Please revise the table on page 77 to clarify that you have not begun Phase I clinical trials. If commencement of Phase I trials is contingent on any intervening events, such as filing an IND, please revise to indicate what you must do prior to commencing Phase I trials. Please make similar revisions with respect to HZN-602, if applicable.

Response: The Company advises the Staff that while the Company has not initiated Phase 1 trials of TRUNOC, third parties have completed prior clinical trials of TRUNOC (including Phase 3 trials) in other indications. As a result of the prior clinical trials completed by third parties, the Company believes that its own clinical development of TRUNOC for pain-related diseases could begin with Phase 1/2 studies following the submission of an IND with the FDA or equivalent filing with foreign regulatory authorities. In light of the above, the Company believes that Phase 1 is the appropriate stage of development in the table on page 78, which reflects the fact that the Company’s future clinical development of TRUNOC could rely on the prior clinical trials in other indications. The Company has expanded its disclosure on page 89 of Amendment No. 4 to further describe the anticipated future development of TRUNOC, including the requirement to file an IND or its equivalent with applicable regulatory authorities.

With respect to HZN-602, the Company advises the Staff that this product candidate has previously been studied in a Phase 1 clinical study by the Company, but that due to the need to reformulate the product for longer product stability, the Company will need to conduct a new Phase 1 clinical trial. The Company also advises the Staff that it has previously submitted an IND to the FDA for HZN-602. Consequently, the Company believes that Phase 1 is the appropriate stage of development in the table on page 78, which reflects the fact that the Company has previously conducted a Phase 1 clinical trial. The Company has also expanded its disclosure on page 89 of Amendment No. 4 to further describe the anticipated future development HZN-602, including the Company’s existing IND.

SkyePharma and Jagotec Agreements, page 89

3.	Please expand the disclosure of your manufacturing and supply agreement with Jagotec to disclose the annual purchase requirement assuming current prices. Your discussion should clarify that the annual purchase requirement will fluctuate as prices fluctuate. Additionally, tell us why you have not included this obligation in the Contractual Obligations table on page 73.

Response: The Company acknowledges the Staff’s comment and consistent with the Staff’s request in its previous comment letter dated September 29, 2010, has disclosed the aggregate remaining purchase commitment under the Jagotec agreement, assuming current prices, on page 91 of Amendment No. 4. The Company has also included this obligation in the Contractual Obligations table on page 73 of Amendment No. 4.

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The Company respectfully requests the Staff’s assistance in completing the review of Amendment No. 4 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 4 or this response letter to me at (858) 550-6014 or Sean M. Clayton, Esq. at (858) 550-6034.

Sincerely,

Cooley LLP

/s/ Lynda Kay Chandler

Lynda Kay Chandler, Esq.

cc:	Timothy P. Walbert, Horizon Pharma, Inc.
Robert J. De Vaere, Horizon Pharma, Inc.
Barbara L. Borden, Esq., Cooley LLP
Patrick J. Loofbourrow, Esq., Cooley LLP
Cheston J. Larson, Esq., Latham & Watkins LLP
Divakar Gupta, Esq., Latham & Watkins LLP
Matthew T. Bush, Esq., Latham & Watkins LLP

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